Business segment information - Distribution of Revenue by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Segment Reporting Information [Line Items]
Revenue	$ 620,228	$ 695,137	$ 1,335,330	$ 1,369,989
Ireland
Segment Reporting Information [Line Items]
Revenue	279,743	310,477	594,715	608,960
Rest of Europe
Segment Reporting Information [Line Items]
Revenue	89,387	94,192	191,818	184,637
U.S.
Segment Reporting Information [Line Items]
Revenue	189,466	222,312	414,933	440,852
Rest of World
Segment Reporting Information [Line Items]
Revenue	$ 61,632	$ 68,156	$ 133,864	$ 135,540